Financial instruments - Cash and cash equivalents and investment (Details) - EUR (€) € in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[1]	Dec. 31, 2020
Financial instruments
Cash at banks and on hand	€ 237,562		€ 231,614
Short term deposits	35,000
Money market funds	238,346		183,540
Total cash and cash equivalents	510,909	[1]	415,155	[1]	€ 699,326		€ 422,580
Cash and cash equivalents and investments	604,112		718,489
Short-term investments	93,203		303,334
Restricted cash balances	11,819		14,458
Accumulated impairment
Financial instruments
Cash and cash equivalents and investments	€ (225)		€ (225)

[1]	incl. € 11,819k of restricted cash